Revenue	12 Months Ended
Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Revenue
7. REVENUE
The Company primarily derives its revenue from selling robotic fulfillment systems, which consist of a network of automated machinery installed at the customer location and configured to meet specified performance requirements, such as accuracy, throughput, and up-time. Revenue is recognized when control of the promised products is transferred to the customer, or when services are satisfied under the contract, in an amount that reflects the consideration the Company expects to be entitled to in exchange for those products or services (the transaction price). Revenue is recognized only to the extent that it is probable that a significant reversal of revenue will not occur. Taxes collected from customers, which are subsequently remitted to governmental authorities, are excluded from revenue.
The Company’s contracts typically have multiple promises that may include system delivery, installation, testing, and training. Judgment is required to determine whether the promises specified in these contracts are distinct and should be accounted for as separate revenue transactions for recognition purposes. The Company also provides assurance-based warranties that are not considered a distinct performance obligation. The Company allocates the total transaction price to each performance obligation in an amount based on the estimated relative standalone selling prices of the promised goods or services underlying each performance obligation. The Company uses a cost-plus margin approach to determine the stand-alone selling price for separate performance obligations.
Each customer contract is evaluated individually to determine the appropriate pattern of revenue recognition. Contracts that are recognized over time meet the criteria that the Company is creating or enhancing an asset that the customer controls. The system is delivered to the customer and control is transferred, after which point the Company performs installation and implementation services to fully integrate the system at the customer’s location. As such, revenue recognition generally begins upon delivery, continues throughout the installation and implementation period, and concludes upon customer acceptance. Revenue from customer contracts is generally expected to be recognized over a period of three to six months. There historically have been, and potentially will be in the future, customer contracts that contain obligations and timelines that result in revenue being recognized over extended periods, which may include periods greater than 12 months. For those performance obligations where revenue is recognized over time, the Company recognizes revenue as costs are incurred or as labor hours are incurred, depending on the type of contract (i.e., an input method). Installation and training services are evaluated together with the delivery of robotic fulfillment or material handling systems as a singular performance obligation. Provisions for losses on uncompleted contracts are made in the period in which such losses are determined to be probable and the amount can be reasonably estimated. The loss is computed on the basis of the total estimated costs to complete the contract, including the contract costs incurred to date plus the estimated cost to complete. A provision for the remaining losses on contracts of $2.7 million and $8.5 million is included within contract liabilities as of December 31, 2022, and December 31, 2021, respectively.
Other performance obligations recognized at a point in time include the sale and delivery of spare parts and pilot agreements. Pilot agreements are typically short-term contracts designed to demonstrate the Company’s technology and ability to serve the customer. Due to the exploratory nature of pilot agreements, revenue is recognized at a point in time once the evaluation activities are complete.
Other performance obligations recognized over time include, but are not limited to, maintenance, extended support, and research services. Maintenance and extended support services are recognized ratably on a straight-line-basis as the Company assumes an even distribution of performance over the service period. Research services are recognized based on the ratio of cost to date and the total estimated cost at the completion of the performance obligation.
Shipping and handling activities that occur after control of a product has transferred to the customer are accounted for as fulfillment activities rather than performance obligations, as allowed under a practical expedient provided by ASC 606. Shipping and handling fees charged to customers are recognized as revenue and the related costs are included in cost of revenue at the point in time when ownership of the product is transferred to the customer.
Incremental costs of obtaining a contract with a customer and other costs to fulfill a contract are required to be capitalized unless the Company elects to expense contract costs with periods less than a year. The Company has elected to expense these costs of obtaining a contract as incurred when the related contract period is less than one year. The Company does not pay upfront sales commissions on contracts when the related contract period is greater than one year, thus has not capitalized any amounts as of December 31, 2022.
Non-cash stock-based sales incentive contra-revenue charges (“FedEx Warrant Charges”) associated with the FedEx Warrant are recognized as the customer makes qualified payments and vesting conditions become probable of being achieved, based on the grant date fair value of the FedEx Warrant. See note 16, “
Common Stock and Warrants”

for more information.
The following table disaggregates revenue by timing of transfer of goods or services:

	Years Ended December 31,
	2022	2021
	(in thousands)
Transferred over time	$60,910	$49,610
Transferred at a point in time	4,940	1,242

Total Revenue	$65,850	$50,852

Payment terms offered to customers are defined in contracts and do not include a significant financing component. Payment milestones typically exist throughout the course of a contract and generally occur upon signing of an agreement, delivery of a system, start and completion of installation and testing, and upon acceptance of the system. The nature of the Company’s contracts may give rise to variable consideration, typically related to fees charged for shipping and handling. The Company generally estimates such variable consideration at the most likely amount. In addition, the Company includes the estimated variable consideration in the transaction price to the extent that it is probable that a significant reversal in the amount of cumulative revenue recognized will not occur when the related uncertainty is resolved. Provisions for contract losses are recorded as liabilities when it becomes evident that a liability has occurred and the amount of the loss is reasonably estimable. These estimates are based on historical experience and the Company’s best judgment at the time. To the extent there is certainty in estimating these amounts, they are included in the transaction price of the Company’s contracts and the associated remaining performance obligations. Contract losses are reported as cost of revenue during the period in which the loss becomes evident. The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected duration of one year or less.
Contracts may be modified to account for changes in contract specifications and requirements. Contract modifications exist when the modification either creates new or changes the existing enforceable rights and obligations. Most of the Company’s contract modifications are for goods or services that are not distinct from the existing contract due to the significant integration service provided in the context of the contract and are accounted for as if they were part of that existing contract. The effects of a contract modification on the transaction price, and the measure of progress for the performance obligation to which it relates, are recognized as an adjustment to revenue on a cumulative catch-up basis.
Measure of Progress
The Company periodically reviews the measure of progress used to faithfully depict the transfer of control of goods and services to customers. This review indicated the circumstances of the Company’s systems delivery and installation for certain sales have changed over time and that the transfer of control to customers would be more faithfully depicted over time as cost is incurred, beginning upon delivery, and continuing through the installation process (“cost-to-cost method”) rather than based on the ratio of labor hours incurred to total estimated labor hours at the completion of the performance obligation. The Company’s assessment of control transfer considered when legal title to machinery passes to the customer, when the customer first gains beneficial use, and other indicators control has transferred. As a result, effective January 1, 2022, the Company began using a cost-to-cost methodology for some projects that commenced during the current fiscal year. Under both the cost-to-cost and labor hours input methods the Company expects revenue to be recognized over a period of three to six months
.
Deferred Fulfillment Costs and Contract Balances
As of December 31, 2022 and 2021, the Company incurred $4.0 million and $7.7 million of net deferred fulfillment costs, respectively.

Changes in the contract liability balance during the year ended December 31, 2022, were due to the Company receiving additional advanced cash payments from customer contracts and the Company recognizing revenue as performance obligations were met. The following table summarizes changes in contract liabilities during the year ended December 31, 2022:

	Contract Liabilities
	2022	2021
	(in thousands)
Beginning contract liabilities	$19,216	$22,331

Additions to contract liabilities during the period	62,105	35,760
Change in provision for contract losses	(5,753)	8,465
Revenue recognized in the period from:
Amounts included in contract liabilities at the beginning of the period	(8,166)	(21,957)
Amounts added to contract liabilities during the period	(51,479)	(25,383)

Contract liabilities at year end	$15,923	$19,216

	Contract Assets
	2022	2021
	(in thousands)
Beginning contract assets	$4,257	$—

Additions to contract assets during the period	3,076	4,257

Contract assets at year end	$7,333	$4,257